Initial Public Offering	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Initial Public Offering [Abstract]
Initial Public Offering
NOTE 3—INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 40,250,000 SAIL
SM
securities (including the full exercise of the underwriter’s over-allotment option) at a price of $10.00 per SAIL
SM
security. Each SAIL
SM
security consists of one share of Class A common stock and
one-fourth
of one Redeemable Warrant (or 10,062,500
Redeemable Warr
a
nts in the aggregate). Under the terms of the warrant agreement, the Company has agreed to use its commercially reasonable efforts to file a registration statement under the Securities Act following the completion of the Business Combination covering the shares of common stock issuable upon exercise of the Redeemable Warrants. Each whole Redeemable Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.00 per share subject to adjustment as provided herein. The warrants will become exercisable on the later of 30 days after the completion of the Business Combination or 12 months from the closing of the Initial Public Offering and will expire five years after the completion of the Business Combination or earlier upon redemption or liquidation. Only whole warrants may be exercised and no fractional warrants will be issued upon separation of the SAIL
SM
securities and only whole warrants will trade. The Company granted the underwriter a
45-day
option to purchase up to an additional 5,250,000 SAIL
SM
securities to cover over-allotments, which was exercised in full by the underwriter on December 11, 2020.
Alignment Shares
As of December 31, 2020, the Sponsor and the Company’s directors and officers hold 2,012,500 Alignment Shares. The Alignment Shares are designated as shares of Class B common stock and were reclassified in connection with the Initial Public Offering by the Company’s second amended and restated certificate of incorporation, filed on December 10, 2020. As discussed further in Note 4, the Sponsor purchased the shares of Class B common stock for an aggregate purchase price of $25,000 or approximately $0.01 per share. The purchase price of the Alignment Shares was determined by dividing the amount contributed to the Company by the number of Alignment Shares issued. In connection with the Initial Public Offering, the Sponsor sold an aggregate of 201,250 Alignment Shares to certain of the Company’s directors, or their respective designees, and an officer of the Company. The Alignment Shares are entitled to 20% of the voting power of the Company’s common stock prior to the completion of the Company’s Business Combination.

The Alignment Shares are designated as shares of Class B common stock and are different from the shares of Class A common stock included in the SAIL
SM
securities in several important ways, including that:

•	Only holders of the Alignment Shares have the right to vote on the election of directors prior to the Business Combination;

•	The Alignment Shares are subject to certain transfer restrictions, as described in more detail below;

•
The Sponsor and the Company’s officers and directors have entered a letter agreement with the Company, pursuant to which they have agreed (i) to waive their redemption rights with respect to any

Alignment Shares and public shares they hold in connection with the completion of the Business Combination, (ii) to waive their redemption rights with respect to any Alignment Shares and public shares they hold in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if the Company has not consummated a Business Combination within 24 months (or 27 months, as applicable) from the closing of the Initial Public Offering or with respect to other specified provisions relating to stockholders’ rights or pre-Business
Combination activity; and (iii) to waive their rights to liquidating distributions from the Trust Account with respect to any Alignment Shares they hold if the Company fails to complete a Business Combination within 24 months (or 27 months, as applicable) from the closing of the Initial Public Offering, although they are entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fails to complete a Business Combination within such time period. If the Company submits the Business Combination to the public stockholders for a vote, the Sponsor and the Company’s directors and officers have agreed, pursuant to such letter agreement, to vote their Alignment Shares and any public shares purchased during or after the Initial Public Offering in favor of the Business Combination; and

•
The 2,012,500 shares of Class B common stock, par value $0.0001 per share, will convert as follows: on the last day of each measurement period, which will occur annually over seven fiscal years following the consummation of the Business Combination (and, with respect to any measurement period in which the Company undergoes a change of control or in which the Company is liquidated, dissolved or wound up, on the business day immediately prior to such event instead of on the last day of such measurement period), 201,250 Alignment Shares will automatically convert, subject to adjustment as described herein, into shares of the Company’s Class A common stock (“conversion shares”), as follows:

•
If the sum (such sum, the “Total Return”) of (i) the VWAP, calculated in accordance with “Item 15. Exhibits, and Financial Statement Schedules—Exhibit 4.5 Description of Securities—Alignment Shares—Volume weighted average price” of this Annual Report on Form
10-K
which is incorporated herein by reference, of shares of Class A common stock for the final fiscal quarter in such measurement period and (ii) the amount per share of any dividends or distributions paid or payable to holders of Class A common stock on the record date for which is on or prior to the last day of the measurement period does not exceed the price threshold (as defined below), the number of conversion shares for such measurement period will be 2,013 shares of Class A common stock;

•
If the Total Return exceeds the price threshold but does not exceed an amount equal to 130% of the price threshold, then the number of conversion shares for such measurement period will be the greater of (i) 2,013 shares of Class A common stock and (ii) 20%
of the difference between the Total Return and the price threshold, multiplied by (A) the sum (such sum (as proportionally adjusted to give effect to any stock splits, stock capitalizations, stock combinations, stock dividends, reorganizations, recapitalizations or any such similar transactions), the “Closing Share Count”) of (x) the number of shares of Class A common stock outstanding immediately after the closing of the Initial Public Offering (including any exercise of the over-allotment option) and (y) if in connection with the Business Combination there are issued any shares of Class A common stock or Equity-Linked Securities (as defined below), the number of shares of Class A common stock so issued and the maximum number of shares of Class A common stock issuable

(whether settled in shares or in cash) upon conversion or exercise of such Equity-Linked Securities, divided by (B) the Total Return; and

•
If the Total Return exceeds an amount equal to 130% of the price threshold, then the number of conversion shares for such measurement period will be the greater of (i) 2,013 shares of Class A common stock and (ii) the sum of (x) 20% of the difference between an amount equal to 130% of the price threshold and the price threshold and (y) 30% of the difference between the Total Return and an amount equal to 130% of the price threshold, multiplied by (A) the Closing Share Count, divided by (B) the Total Return.

The term “measurement period” means (i) the period beginning on the date of the Company’s Business Combination and ending with, and including, the first fiscal quarter following the end of the fiscal y
e
ar in which the Company consummates the Business Combination and (ii) each of the nine successive four-fiscal-quarter periods. The “price threshold” will initially equal $10.00 for the first measurement period and will thereafter be adjusted at the beginning of each subsequent measurement period to be equal to the greater of (i) the price threshold for the immediately preceding measurement period and (ii) the VWAP for the immediately preceding measurement period (in each case, as proportionally adjusted to give effect to any stock splits, stock capitalizations, stock combinations, stock dividends, reorganizations, recapitalizations or any such similar transactions). “Equity-Linked Securities” means securities issued by the Company and/or any entities that (after giving effect to completion of the Business Combination) are subsidiaries of the Company that are directly or ind
i
rectly convertible into or exercisable for shares of Class A common stock, or for a cash settlement value in lieu thereof. The foregoing calculations will be based on the Company’s fiscal year and fiscal quarters, which may change as a result of the Business Combination.
Upon a change of control occurring after the Business Combination (but not in connection with the Business Combination), for the measurement period in which the change of control transaction occurs, the 201,250 Alignment Shares will automatically convert into conversion shares (on the business day immediately prior to such event), as follows:

•
If, prior to the date of such change of control, the Alignment Shares have already cumulatively converted into a number of shares of Class A common stock equal in the aggregate to at least 5% of the Closing Share Count (the “5% Threshold Amount”), the number of conversion shares will equal the greater of (i) 2,013 shares of Class A common stock and (ii) the number of shares of Class A common stock that would be issuable based on the excess of the Total Return above the price threshold as described above with such Total Return calculated based on the purchase price or deemed value agreed upon in the change of control transaction rather than the VWAP for the final fiscal quarter in the relevant measurement period;

•
If, prior to the date of the change of control, the Alignment Shares have not already cumulatively converted into a number of shares of Class A common stock equal in the aggregate to at least the 5% Threshold Amount, the number of conversion shares will equal the greater of (i) the 5% Threshold Amount less any shares of Class A common stock previously issued upon conversion of Alignment Shares and (ii) the number of shares that would be issuable based on the excess of the Total Return above the price threshold described above with the Total Return calculated based on the purchase price or deemed value agreed upon in the change of control transaction rather than the VWAP for the final fiscal quarter in the relevant measurement period; and

•
To the extent any remaining tranches of 201,250 Alignment Shares remain outstanding, each remaining tranche of 201,250 Alignment Shares will automatically convert into 2,013 shares of the Company’s Class A common stock.

The Company’s Sponsor, directors and officers have agreed not to transfer, assign or sell (i) any of their respective Alignment Shares except to any permitted transferees and (ii) any of their respective shares of Class A common stock deliverable upon conversion of the Alignment Shares for 30 days following the completion of the Company’s
Business Combination.
Private Placement Warrants
On December 10, 2020 the Sponsor purchased from the Company an aggregate of 7,366,667 Private Placement Warrants at a price of $1.50 per warrant (approximately $11,050,000 in the aggregate), in a private placement that occurred simultaneously with the completion of the Initial Public Offering (the “Private Placement Warrants’’). Each Private Placement Warrant entitles the holder to purchase one share of Class A common stock at $11.00 per share, subject to adjustment. A portion of the purchase price of the Private Placement Warrants were added to the proceeds from the Initial Public Offering to be held in the Trust Account such that at the time of closing $402,500,000 are held in the Trust Account. The Private Placement Warrants are not redeemable by the Company so long as they are held by the Sponsor or its permitted transferees. If the Private Placement Warrants are held by holders other than the Sponsor or its permitted transferees, the Private Placement Warrants are redeemable by the Company and exercisable by the holders on the same basis as the warrants included in the SAIL
SM
securities sold in the Initial Public Offering. The Sponsor, or its permitted transferees, have the option to exercise the Private Placement Warrants on a cashless basis. The Private Placement Warrants are not transferable, assignable or salable until 30 days after the completion of the Business Combination.
If the Company does not complete a Business Combination within 24 months from the closing of th
e
offering (or 27 months, as applicable), the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Company’s public shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.
Registration and Stockholder Rights
The registration and stockholder rights agr
e
ement of the Company (the “Registration and Stockholder Rights Agreement”) provides that holders of the Alignment Shares, Private Placement Warrants and warrants that may be issued upon conversion of working capital loans, if any, have registration rights to require the Company to register a sale of any of the Company’s securities held by such holders. These holders are entitled to make demands that the Company register such securities for sale under the S
e
curities Act. In addition, these holders have certain “piggy-back” registration rights to include such securities in other registration statements filed by the Company and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the costs and expenses incurred in connection with filing any such registration statements. Pursuant to the Registration and Stockholder Rights Agreement, the Sponsor is entitled to nominate three individuals for election to the Company’s board of directors, as long as the Sponsor holds any securities covered by the Registration and Stockholder Rights Agreement.
Indemnity
The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third-party vendor (other than the Company’s independent auditors) for services rendered or products sold to the Company, or a prospective target business with which the Company discussed entering into a transaction agreement, reduces the amount of funds in the Trust Account to below (i) $10.00 per public share or (ii) such lesser amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriter of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act. Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company has not independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and believes that the Sponsor’s only assets are securities of the Company and, therefore, the Sponsor may not be able to satisfy those obligations. The Company has not asked the Sponsor to reserve for such eventuality as the Company believes the likelihood of the Sponsor having to indemnify the Trust Account is limited because the Company will endeavor to have all third party vendors (other than the Company’s independent auditors) and prospective target businesses as well as other entities execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

NOTE 3—INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 40,250,000
SAIL
SM
securities (including the full exercise of the underwriter’s over-allotment option) at a price of
$10.00
per SAIL
SM
security. Each SAIL
SM
security consists of one share of Class A common stock and
one-fourth
of one
Redeemable Warrant (or
10,062,500
Redeemable Warrants in the aggregate). Under the terms of the wa
r
rant agreement, the Company has agreed to use its commercially reasonable efforts to file a registration statement under the
Securities Act

following the completion of the Business Combination covering the shares of common stock issuable upon exercise of the Redeemable Warrants. Each whole Redeemable Warrant entitles the holder to purchase one
share of Class A common stock at a price of $
11.00
per share subject to adjustment as provided herein. The warrants will become exercisable on the later of
30
days after the completion of the Business Combination or
12
months from the closing of the Initial Public Offering and will expire five years after the completion of the Business Combination or earlier upon redemption or liquidation. Only whole warrants may be exercised and no fractional warrants will be issued upon separation of the SAIL
SM
securities and only whole warrants will trade. The Company granted the underwriter a
45-day
option to purchase up to an additional
5,250,000
SAIL
SM
securities to cover over-allotments, which was exercised in full by the underwriter on December 11, 2020.
Alignment Shares
As of June 30, 2021, the Sponsor and the Company’s directors and officers held 2,012,500 Alignment Shares. The Alignment Shares are designated as shares of Class B common stock and were reclassified in connection with the Initial Public Offering by the Company’s second amended and restated certificate of incorporation, filed on December 10, 2020. As discussed further in Note 4, the Sponsor purchased the shares of Class B common stock for an aggregate purchase price of $25,000 or approximately $0.01 per share. The purchase price of the Alignment Shares was determined by dividing the amount contributed to the Company by the number of Alignment Shares issued. In connection with the Initial Public Offering, the Sponsor sold an aggregate of 201,250 Alignment Shares to certain of the Company’s directors, or their respective designees, and an officer of the Company. The Alignment Shares are entitled to 20% of the voting power of the Company’s common stock prior to the completion of the Company’s Business Combination.
The Alignment Shares are designated as shares of Class B common stock and are different from the shares of Class A common stock included in the SAIL
SM
securities in several important ways, including that:

•	Only holders of the Alignment Shares have the right to vote on the election of directors prior to the Business Combination;

•	The Alignment Shares are subject to certain transfer restrictions, as described in more detail below;

•
The Sponsor and the Company’s officers and directors have entered a letter agreement with the Company, pursuant to which they have agreed (i) to waive their redemption rights with respect to any Alignment Shares and public shares they hold in connection with the completion of the Business Combination, (ii) to waive their redemption rights with respect to any Alignment Shares and public shares they hold in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem
100
% of its public shares if the Company has not consummated a Business Combination within
24
months (or
27
months, as applicable) from the closing of the Initial Public Offering or with respect to other specified provisions relating to stockholders’ rights or pre-Business
Combination activity; and (iii) to waive their rights to liquidating distributions from the Trust Account with respect to any Alignment Shares they hold if the Company fails to complete a Business Combination within 24 months (or 27 months, as applicable) from the closing of the Initial Public Offering, although they are entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fails to complete a Business Combination within such time period. If the Company submits the Business Combination to the public stockholders for a vote, the Sponsor and the Company’s directors and officers have agreed, pursuant to such letter agreement, to vote their Alignment Shares and any public shares purchased during or after the Initial Public Offering in favor of the Business Combination; and

•
The 2,012,500 shares of Class B common stock, par value $0.0001 per share, will convert as follows: on the last day of each measurement period, which will occur annually over ten fiscal years following the consummation of the Business Combination (and, with respect to any measurement period in which the Company undergoes a change of control or in which the Company is liquidated, dissolved or wound up, on the business day immediately prior to such event instead of on the last day of such measurement period), 201,250 Alignment Shares will automatically convert, subject to adjustment as described herein, into shares of the Company’s Class A common stock (“conversion shares”), as follows:

•
If the sum (such sum, the “Total Return”) of (i) the VWAP, calculated in accordance with “Item 15. Exhibits, and Financial Statement Schedules—Exhibit 4.5 Description of Securities—Alignment Shares—Volume weighted average price” of the Company’s Annual Report on Form
10-K
which is incorporated herein by reference, of shares of Class A common stock for the final fiscal quarter in such measurement period and (ii) the amount per share of any dividends or distributions paid or payable to holders of Class A common stock on the record date for which is on or prior to the last day of the measurement period does not exceed the price threshold (as defined below), the number of conversion shares for such measurement period will be 2,013 shares of Class A common stock;

•
If the Total Return exceeds the price threshold but does not exceed an amount equal to
130
% of the price threshold, then the number of conversion shares for such measurement period will be the greater of (i)
2,013
shares of Class A common stock and (ii)
20
% of the difference between the Total Return and the price threshold, multiplied by (A) the sum (such sum (as proportionally adjusted to give effect to any stock splits, stock capitalizations, stock combinations, stock dividends, reorganizations, recapitalizations or any such similar transactions), the “Closing Share Count”) of (x) the number of shares of Class A common stock outstanding immediately after the closing of the Initial Public Offering (including any exercise of the over-allotment option) and (y) if in connection with the Business Combination there are issued any shares of Class A common stock or Equity-Linked Securities (as defined below), the number of shares of Class A common stock so issued and the maximum number of shares of Class A common stock issuable (whether settled in shares or in cash) upon conversion or exercise of such Equity-Linked Securities, divided by (B) the Total Return; and

•
If the Total Return exceeds an amount equal to
130
% of the price threshold, then the number of conversion shares for such measurement period will be the greater of (i)
2,013
shares of Class A common stock and (ii) the sum of (x)
20
% of the difference between an amount equal to
130
% of the price threshold and the price threshold and (y)
30
% of the difference between the Total Return and an amount equal to 130% of the price threshold, multiplied by (A) the Closing Share Count, divided by (B) the Total Return.

The term “measurement period” means (i) the period beginning on the date of the Company’s Business Combination and ending with, and including, the first fiscal quarter following the end of the fiscal year in which the Company consummates the Business Combination and (ii) each of the nine successive four-fiscal-quarter periods. The “price threshold” will initially equal $10.00 for the first measurement period and will thereafter be adjusted at the beginning of each subsequent measur
e
ment period to be equal to the greater of (i) the price threshold for the immediately preceding measurement period and (ii) the VWAP for the immediately preceding measurement period (in each case, as proportionally adjusted to give effect to any stock splits, stock capitalizations, stock combinations, stock dividends, reorganizations, recapitalizations or any such similar transactions). “Equity-Linked Securities” means securities issued by the Company and/or any entities that (after giving effect to completion of the Business Combination) are subsidiaries of the Company that are directly or indirectly convertible into or exercisable for shares of Class A common stock, or for a cash settlement value in lieu thereof. The foregoing calculations will be based on the Company’s fiscal year and fiscal quarters, which may change as a result of the
Business Combination.
Upon a change of control occurring after the Business Combination (but not in connection with the Business Combination), for the measurement period in which the change of control transaction occurs, the 201,250
Alignment Shares will automatically convert into conversion shares (on the business day immediately prior to such event), as follows:

•
If, prior to the date of such change of control, the Alignment Shares have already cumulatively converted into a number of shares of Class A common stock equal in the aggregate to at least
5
% of the Closing Share Count (the “5% Threshold Amount”), the number of conversion shares will equal the greater of (i)
2,013
shares of Class A common stock and (ii) the number of shares of Class A common stock that would be issuable based on the excess of the Total Return above the price threshold as described above with such Total Return calculated based on the purchase price or deemed value agreed upon in the change of control transaction rather than the VWAP for the final fiscal quarter in the relevant measurement period;

•
If, prior to the date of the change of control, the Alignment Shares have not already cumulatively converted into a number of shares of Class A common stock equal in the aggregate to at least the 5% Threshold Amount, the number of conversion shares will equal the greater of (i) the
5
% Threshold Amount less any shares of Class A common stock previously issued upon conversion of Alignment Shares and (ii) the number of shares that would be issuable based on the excess of the Total Return above the price threshold described above with the Total Return calculated based on the purchase price or deemed value agreed upon in the change of control transaction rather than the VWAP for the final fiscal quarter in the relevant measurement period; and

•
To the extent any remaining tranches of 201,250 Alignment Shares remain outstanding, each remaining tranche of 201,250 Alignment Shares will automatically convert into
2,013
shares of the Company’s Class A common stock.

The Company’s Sponsor, directors and officers have agreed not to transfer, assign or sell (i) any of their respective Alignment Shares except to any permitted transferees and (ii) any of their respective shares of Class A common stock deliverable upon conversion of the Alignment Shares for
30
days following the completion of the Company’s Business Combination.
On July 12, 2021, the Company entered into a Business Combination Agreement and modified the terms of the Alignment Shares. Refer to “Note 11—Subsequent Events” for further discussion.
Private Placement Warrants
On December 10, 2020 the Sponsor purchased from the Company an aggregate of 7,366,667 Private Placement Warrants at a price of $1.50 per warrant (approximately $11,050,000 in the aggregate), in a private placement that occurred simultaneously with the completion of the Initial Public Offering (the “Private Placement Warrants”). Each Private Placement Warrant entitles the holder to purchase one share of Class A common stock at $11.00 per share, subject to adjustment. A portion of the purchase price of the Private Placement Warrants were added to the proceeds from the Initial Public Offering to be held in the Trust Account such that at the time of closing $402,500,000 was held in the Trust Account.
The Private Placement Warrants are not redeemable by the Company so long as they are held by the Sponsor or its permitted transferees. If the Private Placement Warrants are held by holders other than the Sponsor or its permitted transferees, the Private Placement Warrants are redeemable by the Company and exercisable by the holders on the same basis as the warrants included in the SAIL
SM
securities sold in the Initial Public Offering. The Sponsor, or its permitted transferees, have the option to exercise the Private Placement Warrants on a cashless basis. The Private Placement Warrants are not transferable, assignable or salable until

30
days after the completion of the
Business Combination.
If the Company does not complete a Business Combination within 24 months from the closing of the offering (or 27 months, as applicable), the proceeds from the sale of the Private Placement Warrants held in the Trust
Account will be used to fund the redemption of the Company’s public shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.
Registration and Stockholder Rights
The registration and stockholder rights agreement of the Company (the “Registration and Stockholder Rights Agreement”) provides that holders of the Alignment Shares, Private Placement Warrants and warrants that may be issued upon conversion of working capital loans, if any, have registration rights to require the Company to register a sale of any of the Company’s securities held by such holders. These holders are entitled to make demands that the Company register such securities for sale under the Securities Act. In addition, these holders have certain “piggy-back” registration rights to include such securities in other registration statements filed by the Company and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the costs and expenses incurred in connection with filing any such registration statements. Pursuant to the Registration and Stockholder Rights Agreement, the Sponsor is entitled to nominate three individuals for election to the Company’s board of directors, as long as the Sponsor holds any securities covered by the Registration and Stockholder Rights Agreement.
Indemnity
The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third-party vendor (other than the Company’s independent auditors) for services rendered or products sold to the Company, or a prospective target business with which the Company discussed entering into a transaction agreement, reduces the amount of funds in the Trust Account to below (i) $10.00 per public share or (ii) such lesser amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriter of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act. Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company has not independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and believes that the Sponsor’s only assets are securities of the Company and, therefore, the Sponsor may not be able to satisfy those obligations. The Company has not asked the Sponsor to reserve for such eventuality as the Company believes the likelihood of the Sponsor having to indemnify the Trust Account is limited because the Company will endeavor to have all third party vendors (other than the Company’s independent auditors) and prospective target businesses as well as other entities execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.